FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: March 31, 2008"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, May 8 2008"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this
" report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 53
"Form 13F Information Table Value Total: $352,465 (thousands)"

FORM 13F INFORMATION TABLE

American Express Co	COM	025816109	865	20000	SH		Sole		20000	0	0
Amgen Inc	COM	031162100	2441	58710	SH		Sole		58710	0	0
Barrick Gold Corp	COM	067901108	26753	595431	SH		Sole		595431	0	0
Berkshire Hathaway Inc Del	CL A	084670108	2414	18	SH		Sole		18	0	0
Berkshire Hathaway Inc Del	CL B	084670207	259	58	SH		Sole		58	0	0
Burlington Northern Santa Fe	COM	12189T104	1843	20000	SH		Sole		20000	0	0
Campbell Soup Co	COM	134429109	727	21500	SH		Sole		21500	0	0
Carmax Inc	COM	143130102	480	25000	SH		Sole		25000	0	0
Cisco Systems Inc	COM	17275R102	219	9090	SH		Sole		9090	0	0
Clean Diesel Tech Inc	COM NEW	18449C302	13827	1209807	SH		Sole		1209807	0	0
Coca Cola Co	COM	191216100	40541	663955	SH		Sole		663955	0	0
Coeur D'Alene Mines Corp IDA	COM	192108108	9663	2352235	SH		Sole		2352235	0	0
Comcast Corp	CLA	20030N101	952	50000	SH		Sole		50000	0	0
Conocophillips	COM	20825C104	697	9200	SH		Sole		9200	0	0
Covidien Ltd	COM	G2552X108	859	19500	SH		Sole		19500	0	0
Dell Inc	COM	24702R101	688	35000	SH		Sole		35000	0	0
Devon Energy Corp New	COM	25179M103	627	6000	SH		Sole		6000	0	0
Drdgold Limited	SPON ADR NEW	26152H301	1117	110700	SH		Sole		110700	0	0
Du Pont E I de Nemours & Co	COM	263534109	884	19000	SH		Sole		19000	0	0
Encana Corporation	COM	292505104	14826	197645	SH		Sole		197645	0	0
Esco Technologies Inc	COM	296315104	985	25000	SH		Sole		25000	0	0
Exxon Mobil Corp	COM	30231G102	467	5462	SH		Sole		5462	0	0
General Electric Co	COM	369604103	5159	140730	SH		Sole		140730	0	0
Gold Fields Ltd New	SPONSORED ADR	38059T106	21158	1464400	SH		Sole		1464400	0	0
Goldcorp Inc New	COM	380956409	2577	65035	SH		Sole		65035	0	0
Hershey Co	COM	427866108	378	10000	SH		Sole		10000	0	0
Iamgold Corp	COM	450913108	1748	225000	SH		Sole		225000	0	0
Intel Corp	COM	458140100	4533	217735	SH		Sole		217735	0	0
International Business Machs	COM	459200101	325	2830	SH		Sole		2830	0	0
Johnson & Johnson	COM	478160104	34791	541215	SH		Sole		541215	0	0
Kimberly Clark Corp	COM	494368103	243	3780	SH		Sole		3780	0	0
Kraft Foods Inc	CL A	50075N104	71942	2330515	SH		Sole		2330515	0	0
Manulife Financial Corp	COM	56501R106	208	5573	SH		Sole		5573	0	0
Marsh & Mclennan Cos Inc	COM	571748102	919	38152	SH		Sole		38152	0	0
Mcdonalds Corp	COM	580135101	417	7500	SH		Sole		7500	0	0
Medtronic Inc	COM	585055106	1271	26500	SH		Sole		26500	0	0
MGT Capital Invs Inc	COM	55302P103	590	237160	SH		Sole		237160	0	0
Microsoft Corp	COM	594918104	13188	471850	SH		Sole		471850	0	0
Monsanto Co New	COM	61166W101	1486	13000	SH		Sole		13000	0	0
Newmont Mining Corp	COM	651639106	44451	953715	SH		Sole		953715	0	0
Pepsico Inc	COM	713448108	358	5000	SH		Sole		5000	0	0
Petro-Canada	COM	71644E102	7610	177120	SH		Sole		177120	0	0
Procter & Gamble Co	COM	742718109	1837	26400	SH		Sole		26400	0	0
Royal Dutch Shell Plc	SPON ADR A	780259107	455	6895	SH		Sole		6895	0	0
Royal Dutch Shell Plc	SPON ADR B	780259206	211	3100	SH		Sole		3100	0	0
Sara Lee Corp	COM	803111103	822	60000	SH		Sole		60000	0	0
Schlumberger Ltd	COM	806857108	343	4000	SH		Sole		4000	0	0
Silver Wheaton Corp	COM	828336107	8383	516500	SH		Sole		516500	0	0
Suncor Energy Inc	COM	867229106	785	8000	SH		Sole		8000	0	0
Thomson Corp	COM	884903105	431	12650	SH		Sole		12650	0	0

United Micro Corp	SPON ADR NEW	910873405	1042	308272	SH		Sole		308272	0	0
Wal Mart Stores Inc	COM	931142103	1984	38000	SH		Sole		38000	0	0
Wyeth	COM	983024100	686	16500	SH		Sole		16500	0	0